Warrants	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
WARRANTS
NOTE 13:	WARRANTS

On August 14, 2024, the Company raised through a private placement gross funds amounting to $1,500 thousand by issuing 1,500,000 ADS’s (equal to 150,000,000 ordinary shares) and 1,500,000 warrants to purchase the same amount of ADS’s at an exercise price of NIS 0.1 per share. The warrants shall be exercisable immediately and will expire five years from the issuance date. The number of warrants and their exercise price could be adjusted upon standard anti-dilution protection clauses and subject to a cashless exercise mechanism. On October 9, 2025, 1,250,000 warrants (equal to 125,000,000 ordinary shares) were exercised on a cashless basis, and as a result the Company issued 64,858,100 ordinary shares. As of December 31, 2025, 250,000 warrants (equal to 25,000,000 ordinary shares) remain outstanding. For information regarding the change in the ADS ratio effected in March 2026, see Note 16 and Note 28.

On August 14, 2024, as part of the Social Proxy Transaction, the Company issued the previous owners 2,896,142 warrants to purchase the same amount of ADS’s (equal to 289,614,200 ordinary shares). These warrants could be exercised only upon the achievement of certain financial milestones relating to Social Proxy’s performance, measurable within a period of up to three years from the August 2024 closing, and were to expire five years from the issuance date. During the fourth quarter of 2025, following the resignation of Social Proxy’s Chief Executive Officer and Chief Technology Officer and the deterioration of its operations, the Company determined that these financial milestones would not be achieved, and accordingly the contingent warrants were forfeited and cancelled.

As of December 31, 2025, no Social Proxy contingent warrants remain outstanding. Subsequent to the reporting date, Social Proxy filed an application for the commencement of insolvency proceedings and, on February 22, 2026, the Israeli court ordered its liquidation and the appointment of a trustee; see Note 28.

IFRS 13 “Fair Value Measurement”, (“IFRS 13”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

IFRS 13 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. IFRS 13 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company accounted for the warrants issued with a cashless exercise mechanism and exercise price different from Company’s functional currency as a non-current liability according to provisions of IAS 32. The Company measures the warrants at fair value by using a Black-Scholes model.

The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s statement of comprehensive income (loss) as financial income or expense, as appropriate. The warrants are classified as level 3, see also Note 4.

The Company used the following assumptions to estimate the warrants issued at the fund-raising:

	December 31, 2025	December 31, 2024

Risk-free interest rate (1)	3.60%	4.36%
Expected volatility (2)	108.11%	95.95%
Expected life (in years) (3)	3.62	4.62
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

In 2025, the Company recorded finance income of $875 thousand in statements of comprehensive loss due to the change in the fair value of the warrants. In 2024, the Company recorded finance income of $926 thousand from the change in the fair value of the warrants. See also note 4c.

Outstanding warrants:

The table below summarizes the outstanding warrants as of December 31, 2025 -

Number of shares exercisable	Issuance date	Exercise price (per warrant)		Expiration date

25,000,000	August 14, 2024	NIS	0.1	August 14, 2029
-	August 14, 2024	NIS	0.1	August 14, 2029

25,000,000